Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of Level one assets	$ 615.5	$ 288.3
Foreign Exchange Forward Contract [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative liabilities	0.3
Unobservable Inputs (Level 3) [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of Level one assets
Equities [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Unrealized gain (loss) on investment securities	$ 17.5